Related party transactions - Related Party Statement of Income or Loss (Details)		12 Months Ended
	Sep. 01, 2018	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of transactions between related parties [line items]
Issuance of shares		$ 2,601,000	$ 50,000,000	$ 337,000,000
Net proceeds from private placement of common stock			50,000,000
Voyage expenses		(3,507,000)	(2,414,000)	(1,290,000)
Vessel operating costs		(33,896,000)	(31,732,000)	(34,272,000)
Administrative expenses		(13,876,000)	(12,975,000)	(12,475,000)
Restricted stock amortization		$ 28,506,000	$ 27,421,000	25,547,000
Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares		925,080	510,420
Handymax and MR [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools			$ 300
LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools			250
Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Voyage revenue		$ 2,334,000	0
Related Party - Bunker Provider
Disclosure of transactions between related parties [line items]
Bunker consumption, related party transaction		2,900,000	300,000
Bunkers purchased from related party		3,600,000	800,000
Other related parties [member] | Scorpio MR Pool Limited [Member] | MR [Member]
Disclosure of transactions between related parties [line items]
Pool revenue			261,727,000	225,181,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Pool revenue			260,893,000	188,890,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member] | Handymax [Member]
Disclosure of transactions between related parties [line items]
Pool revenue			103,150,000	82,782,000
Other related parties [member] | Scorpio LR1 Pool Limited [Member] | LR1 [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		$ 87,028,000	$ 66,009,000	46,823,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, rercent		1.50%
Commission on gross revenue, per charter fixture	0.85%
Commission on gross revenue per charter fixture when excluded in pools, rercent			1.25%
Reimbursement of expenses		$ 45,539	$ 200,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		250
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | Handymax and MR [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		325
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		300
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Technical management fee		31,900,000	30,000,000.0	30,100,000
Crew wages		146,000,000.0	138,900,000	125,800,000
Technical Management Fee, Related Party Transactions		175,000
Reimbursement of expenses			0	0
Other related parties [member] | Insurance Broker [Member]
Disclosure of transactions between related parties [line items]
Insurance related expenses				2,600,000
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Voyage expenses		4,925	4,357	25,747
Vessel operating costs		2,000,000.0	1,700,000	1,600,000
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Administrative fees charged by SSH		(12,600,000)	11,400,000	11,100,000
Reimbursement of expenses		19,772	200,000	46,535
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Restricted stock amortization		$ (1,200,000)	$ 1,100,000	$ 1,300,000
Issuance of restricted stock, net of forfeitures (in shares) | shares		315,950	221,900	114,400